Average Annual Total Returns - FidelityFlex500IndexFund-PRO - FidelityFlex500IndexFund-PRO - Fidelity Flex 500 Index Fund	Apr. 29, 2025
Fidelity Flex 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	25.04%
Past 5 years	14.54%
Since Inception	14.31%	[1]
Fidelity Flex 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.64%
Past 5 years	14.10%
Since Inception	13.85%	[1]
Fidelity Flex 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.07%
Past 5 years	11.59%
Since Inception	11.71%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	14.31%

[1]	A From March 9, 2017 .